Long-Term Deposits (Details) - Schedule of long-term deposits - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of long-term deposits [Abstract]
Rental deposits	$ 127,303	$ 149,175
Prepayments for equipment	2,544	147,050
Total	$ 129,847	$ 296,225